Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current
Cash and cash equivalents (note 8)	$ 806,904	$ 614,660
Restricted cash (note 10)	33,653	4,748
Accounts receivable, including non-trade of $49,707 (2013 - $109,114) and related party balances of $38,616 (2013 - $16,371)	378,193	528,594
Assets held for sale (notes 11 and 18)		176,247
Net investment in direct financing leases (note 9)	20,823	21,545
Prepaid expenses and other	69,470	57,158
Current portion of loans to equity-accounted investees (note 23)	26,209	37,019
Current portion of investment in term loans (note 4)		211,579
Current portion of derivative assets (note 15)		23,040
Total current assets	1,335,252	1,674,590
Restricted cash - non-current (note 10)	85,698	497,984
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $2,627,499 (2013 - $2,135,780)	6,307,971	5,983,128
Vessels under capital leases, at cost, less accumulated amortization of $50,898 (2013 - $152,020) (note 10)	91,776	571,692
Advances on newbuilding contracts and conversion costs (note 16a)	1,706,500	796,324
Total vessels and equipment	8,106,247	7,351,144
Net investment in direct financing leases - non-current (note 9)	684,130	705,717
Loans to equity-accounted investees and joint venture partners, bearing interest between nil to 8% (note 23)	227,217	132,229
Derivative assets (note 15)	14,415	69,797
Equity-accounted investments (notes 16c and 23)	873,421	690,309
Other non-current assets	274,595	159,494
Intangible assets - net (note 6)	94,666	107,898
Goodwill (note 6)	168,571	166,539
Total assets	11,864,212	11,555,701
Current
Accounts payable	85,290	98,415
Accrued liabilities (notes 7 and 15)	394,759	466,824
Liabilities associated with assets held for sale (notes 8, 11 and 18)		168,007
Current portion of derivative liabilities (note 15)	203,957	143,999
Current portion of long-term debt (note 8)	654,134	996,425
Current obligation under capital leases (note 10)	4,422	31,668
Current portion of in-process revenue contracts	23,414	40,176
Total current liabilities	1,365,976	1,945,514
Long-term debt, including amounts due to joint venture partners of nil (2013 - $13,282) (note 8)	6,082,364	5,113,045
Long-term obligation under capital leases (note 10)	59,128	566,661
Derivative liabilities (note 15)	422,182	299,570
In-process revenue contracts	149,998	139,676
Other long-term liabilities	383,089	271,621
Total liabilities	8,462,737	8,336,087
Commitments and contingencies (note 8, 9, 10, 15 and 16)
Redeemable non-controlling interest (note 16e)	12,842	16,564
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 72,500,502 shares outstanding (2013 - 70,729,399); 73,299,702 shares issued (2013 - 71,528,599) (note 12)	770,759	713,760
Retained earnings	355,867	435,217
Non-controlling interest	2,290,305	2,071,262
Accumulated other comprehensive loss (note 1)	(28,298)	(17,189)
Total equity	3,388,633	3,203,050
Total liabilities and equity	$ 11,864,212	$ 11,555,701